Payments, by Project - 12 months ended Jun. 30, 2025 - USD ($) $ in Millions		Taxes	Royalties	Fees	Infrastructure	Total Payments	Corporate income tax		Royalty-related income tax	Other payments	Total payments to governments
Total	[1]	$ 7,266.5	$ 2,617.1	$ 43.0	$ 11.7	$ 9,938.3	$ 6,003.6		$ 1,262.9	$ 424.3	$ 10,362.7
Minerals Americas
Total	[1]	3,104.0	114.7	12.2	10.8	3,241.7	1,841.1		1,262.9	36.2	3,277.9
Minerals Americas | BHP Billiton Brasil Ltda
Total	[2]	2.3				2.3	2.3			0.9	3.2
Minerals Americas | Escondida
Total		2,968.0	112.3			3,080.3	1,705.1		$ 1,262.9	25.8	3,106.1
Minerals Americas | Other Copper
Total		14.5	2.4	1.4		18.3	14.5			0.3	18.7
Minerals Americas | Pampa Norte
Total		93.8		2.4		96.2	93.8			4.9	101.1
Minerals Americas | Potash Canada
Total		(1.1)		8.3	10.8	18.0	(1.1)	[3]		4.3	22.3
Minerals Americas | RAL Cayman Inc
Total	[4]	26.5				26.5	26.5				26.5
Minerals Australia
Total	[1]	4,344.4	2,502.5	30.0	0.9	6,877.8	4,344.4			356.7	7,234.5
Minerals Australia | BHP Mitsubishi Alliance
Total	[5]	373.8	498.9	1.3		874.0	373.8			80.7	954.7
Minerals Australia | Copper South Australia
Total		135.4	160.3	5.6		301.3	135.4			45.5	346.8
Minerals Australia | New South Wales Energy Coal
Total		(3.8)	164.9	2.7	0.1	163.9	(3.8)	[3]		19.4	183.3
Minerals Australia | Other Coal
Total		(15.7)				(15.7)	(15.7)	[3]		29.9	14.3
Minerals Australia | Western Australia Iron Ore
Total		3,924.2	1,658.7	15.5	$ 0.8	5,599.2	3,924.2			148.0	5,747.2
Minerals Australia | Western Australia Nickel
Total		(69.6)	$ 19.8	4.9		(44.9)	(69.6)	[3]		33.1	(11.8)
Group and Unallocated
Total	[1]	(181.9)		0.8		(181.1)	(181.9)			31.4	(149.7)
Group and Unallocated | Commercial
Total		30.6				30.6	30.6			0.1	30.7
Group and Unallocated | Corporate
Total	[6]	(220.3)				(220.3)	(220.3)	[3]		30.3	(190.0)
Group and Unallocated | Other
Total		$ 7.8		$ 0.8		$ 8.6	$ 7.8			$ 1.0	$ 9.6

[1]	Figures are rounded to the nearest decimal point. As a result, there may be discrepancies in the subtotals or totals due to rounding.
[2]	Holding company of Samarco equity accounted investment.
[3]	Includes refunds in relation to prior periods.
[4]	Holding company of Antamina equity accounted investment.
[5]	Royalties, fees and other payments made by BM Alliance Coal Operations Pty Limited have been included in total payments to the extent of BHP’s ownership of the operating entity, being 50 per cent.
[6]	The corporate income tax amount predominantly reflects the allocation of the Australian corporate income tax liability among members of the Australian tax consolidated group. For more information refer to Basis of Report preparation section.